UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   11601 Wilshire Blvd., #2080
           Los Angeles, CA 90025
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Senior Managing Director
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                   Los Angeles, CA                    4/30/2007
----------------                   ---------------                    ----------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           75
                                         -----------
Form 13F Information Table Value Total:     $274,668
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
BP P L C SPONSORED ADR         COM              055622104      898   13870 SH       Sole                 0      0  13870
GLAXOSMITHKLINE PLC SPONSORED  COM              37733w105      343    6200 SH       Sole                 0      0   6200
ROYAL DUTCH SHELL CL A         COM              780259206      548    8272 SH       Sole                 0      0   8272
3M CO                          COM              88579Y101     6317   82655 SH       Sole             10625      0  72030
A T & T (Formerly SBC COMMUNI  COM              00206r102      218    5527 SH       Sole                 0      0   5527
ABBOTT LABORATORIES            COM              002824100      226    4042 SH       Sole                 0      0   4042
ALTRIA GROUP INC               COM              02209S103     2283   26000 SH       Sole                 0      0  26000
AMERICAN EXPRESS COMPANY       COM              025816109      698   12376 SH       Sole                 0      0  12376
AMERICAN INTERNATIONAL GROUP I COM              026874107      844   12557 SH       Sole                 0      0  12557
ARMOR HOLDINGS INC             COM              042260109     7769  115385 SH       Sole             16025      0  99360
BANK OF AMERICA CORP           COM              060505104     7164  140417 SH       Sole             19625      0 120792
BION ENVIRONMENTAL TECHNOLOGIE COM              09061Q307       75   19500 SH       Sole                 0      0  19500
BLACKROCK GLOBAL FLG COM       COM              091941104      343   18000 SH       Sole                 0      0  18000
BRISTOL MYERS SQUIBB CO        COM              110122108     1180   42502 SH       Sole                 0      0  42502
BURLINGTON NRTHN SANTA COM     COM              12189T104      164    2045 SH       Sole                 0      0   2045
CHEVRON CORP                   COM              166764100     8390  113437 SH       Sole             14825      0  98612
CISCO SYSTEMS INC              COM              17275R102     2253   88263 SH       Sole               763      0  87500
CITIGROUP INC                  COM              172967101     7236  140940 SH       Sole             18221      0 122719
CLARUS CORP DEL                COM              182707109      143   17600 SH       Sole                 0      0  17600
COCA COLA CO                   COM              191216100     7315  152390 SH       Sole             21500      0 130890
COMCAST CORP CL A (SP)         COM              20030N200     6306  247575 SH       Sole             35110      0 212465
DEERE & CO COM                 COM              244199105      915    8418 SH       Sole                 0      0   8418
DELL INC                       COM              24702R101     4474  192775 SH       Sole             32350      0 160425
DISNEY WALT CO                 COM              254687106     8102  235321 SH       Sole             26250      0 209071
DOW CHEMICAL CO                COM              260543103      395    8620 SH       Sole                 0      0   8620
E I DU PONT DE NEMOURS & CO    COM              263534109      233    4711 SH       Sole              2000      0   2711
EATON VANCE FLTNG RTE COM      COM              278279104      562   30000 SH       Sole                 0      0  30000
EMERSON ELECTRIC CO            COM              291011104      614   14252 SH       Sole                 0      0  14252
ENZON PHARMACEUTICALS COM      COM              293904108      102   12500 SH       Sole                 0      0  12500
EQUITABLE RES INC COM          COM              294549100      387    8000 SH       Sole                 0      0   8000
EXXON MOBIL CORP               COM              30231G102    15500  205432 SH       Sole             19965      0 185467
FEDEX CORP COM                 COM              31428X106      209    1950 SH       Sole              1225      0    725
GENERAL ELECTRIC CO            COM              369604103    11830  334546 SH       Sole             36275      0 298271
GENERAL MILLS INC              COM              370334104      559    9610 SH       Sole                 0      0   9610
GOLDMAN SACHS GROUP INC        COM              38141G104     8203   39700 SH       Sole              5510      0  34190
HARTFORD FINANCIAL SERVICES GR COM              416515104      213    2224 SH       Sole                 0      0   2224
HOME DEPOT INC                 COM              437076102     5266  143334 SH       Sole             19575      0 123759
HONEYBEE TECHNOLOGY            COM              438466104        2   16000 SH       Sole                 0      0  16000
HONEYWELL INTL INC             COM              438516106     6669  144797 SH       Sole             19675      0 125122
INTEL CORP                     COM              458140100     6041  315811 SH       Sole             49725      0 266086
INTERNATIONAL BUSINESS MACHINE COM              459200101     1345   14272 SH       Sole                 0      0  14272
ITT INDUSTRIES INC             COM              450911102      174    2888 SH       Sole                 0      0   2888
J P MORGAN CHASE AND CO        COM              46625H100     7326  151418 SH       Sole             20025      0 131393
JOHNSON AND JOHNSON CO         COM              478160104     7538  125099 SH       Sole             16025      0 109074
MCCORMICK & CO INC NON-VOTING  COM              579780206     3862  100250 SH       Sole             19825      0  80425
MCDONALDS CORP                 COM              580135101     1122   24900 SH       Sole                 0      0  24900
MCGRAW HILL COMPANIES INC      COM              580645109      289    4600 SH       Sole                 0      0   4600
MEDTRONIC INC                  COM              585055106     6903  140714 SH       Sole             19525      0 121189
MERCK AND CO INC               COM              589331107     9854  223087 SH       Sole             21500      0 201587
MICROSOFT CORP                 COM              594918104    10120  363105 SH       Sole             43275      0 319830
NORTHERN TRUST CORP            COM              665859104     3924   65240 SH       Sole             11850      0  53390
PEPSICO INC                    COM              713448108     1106   17400 SH       Sole                 0      0  17400
PFIZER INC                     COM              717081103     7793  308519 SH       Sole             41025      0 267494
PROCTER AND GAMBLE CO          COM              742718109     9112  144264 SH       Sole             20080      0 124184
SCHERING PLOUGH CORP COM       COM              806605101     8672  339930 SH       Sole             44475      0 295455
SCHLUMBERGER LTD               COM              806857108     2097   30350 SH       Sole                 0      0  30350
SEALED AIR CORP NEW            COM              81211K100      809   25600 SH       Sole                 0      0  25600
SYSCO CORP                     COM              871829107      277    8200 SH       Sole                 0      0   8200
UNITED TECHNOLOGIES CORP       COM              913017109     6794  104519 SH       Sole             14200      0  90319
WAL MART STORES INC            PFD              931142103      403    8584 SH       Sole              1500      0   7084
WEYERHAEUSER CO                                 962166104      336    4500 SH       Sole                 0      0   4500
WYETH COM                                       983024100      640   12800 SH       Sole                 0      0  12800
PIMCO CA MUNI INC FD PFD AUC S                  72200N205      900      36 SH       Sole                 0      0     36
BARCLAYS BK PLC IP MSCI IND 36                  06739F291     4720   96080 SH       Sole             13170      0  82910
JAPAN INDEX FD (MSCI)                           464286848     5785  397072 SH       Sole             54550      0 342522
DOW JONES INDUSTRIAL INDEX (DI                  252787106     2957   23928 SH       Sole               646      0  23282
ENERGY SECTOR (SPDR)                            81369Y506      668   11094 SH       Sole               295      0  10799
HEALTHCARE SECTOR (SPDR)                        81369Y209     1450   43083 SH       Sole              1241      0  41842
ISHARES TR NASDAQ BIOTECH INDX                  464287556     3921   51745 SH       Sole              6655      0  45090
OIL SVC HOLDRS TR DEPOSITARY R                  678002106     6630   45500 SH       Sole              6500      0  39000
POWERSHARES ETF TRUST DYN EN E                  73935x658     5135  253170 SH       Sole             34435      0 218735
POWERSHARES ETF TRUST WATER RE                  73935X575     4779  255710 SH       Sole             34160      0 221550
POWERSHARES QQQ TR SER 1                        73935a104     6923  159050 SH       Sole             22850      0 136200
STANDARD & POORS 500 INDEX (SP                  78462F103     9086   63986 SH       Sole              1598      0  62388
WASHINGTON MUTUAL INVESTORS FU                  939330106      227    6490 SH       Sole                 0      0   6490